LONG TERM EMPLOYEE RELATED OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Employee-related obligations long-term
Accrued severance pay	$ 131	$ 147
Defined benefit plans	108	74
Total	239	221
Employee-related obligations information
Long-term investments earmarked for severance pay liabilities in Israel	129	120
Expected contributions to the pension funds	87
Future minimum benefit payments
2011	22
2012	14
2013	18
2014	17
2015	15
2016-2020	$ 98